12. Summary of accumulated non-capital losses (Details) (CAD)	Dec. 31, 2012
Operating losses amount	419,850
Expiry Year 1
Operating losses expiration year	2014
Operating losses amount	5,147
Expiry Year 2
Operating losses expiration year	2015
Operating losses amount	56,870
Expiry Year 3
Operating losses expiration year	2026
Operating losses amount	35,162
Expiry Year 4
Operating losses expiration year	2027
Operating losses amount	73,391
Expiry Year 5
Operating losses expiration year	2028
Operating losses amount	73,625
Expiry Year 6
Operating losses expiration year	2029
Operating losses amount	38,149
Expiry Year 7
Operating losses expiration year	2030
Operating losses amount	32,373
Expiry Year 8
Operating losses expiration year	2031
Operating losses amount	37,126
Expiry Year 9
Operating losses expiration year	2032
Operating losses amount	67,007